Equity (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended
	Jul. 19, 2022	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Mar. 03, 2025	Feb. 27, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000				5,000,000
Preferred stock, par value		$ 0.001	$ 0.001				$ 0.001
Preferred stock, shares outstanding		0	0				0
Common stock, shares authorized		7,000,000,000	7,000,000,000			7,000,000,000	950,000,000
Common stock, par value		$ 0.001	$ 0.001				$ 0.001
Common stock, shares issued		2,302,384,959	2,302,384,959				390,687,459
[custom:SharesIssuedForSettlementOfAccruedSalary]			$ 1,539,961	$ 0
[custom:SharesIssuedForSettlementOfAccruedSalaryValue]		$ 1,539,961
Proceeds from sale of stock			$ 300,000	0
Restricted stock issued, shares			7,500,000
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 26,250
Share-based compensation expense			$ 24,273,137	0
Stock options exercisable		1,426,919,729	1,426,919,729
Stock options vested			$ 3,639,923
Stock options outstanding		$ 3,640,968	$ 3,640,968
Weighted average remaining life warrants			1 year 4 months 20 days
Warrants vested			$ 0
Crypto Mining Milestone [Member]
Class of Stock [Line Items]
Share-based compensation remaining expense		$ 849,996	$ 849,996
Directors Of The Company [Member]
Class of Stock [Line Items]
Options granted, shares			900,175,966
Consultant [Member]
Class of Stock [Line Items]
Options granted, shares			128,596,567
Options Vested [Member]
Class of Stock [Line Items]
Share-based compensation expense			$ 21,679,711
Common Stock Options [Member]
Class of Stock [Line Items]
Share-based compensation expense			$ 24,246,887	$ 0
Options In Dispute [Member]
Class of Stock [Line Items]
Stock options exercisable		137,473	137,473
SAPL [Member]
Class of Stock [Line Items]
Stock issued for acquisition, shares			1,260,246,354
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000
Preferred stock, par value	$ 0.001
Preferred stock dividend rate	8.00%
Preferred stock, shares outstanding		0	0
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value					$ 0.001
Common Stock [Member]
Class of Stock [Line Items]
[custom:SharesIssuedForSettlementOfAccruedSalaryShares]			513,320,326
[custom:SharesIssuedForSettlementOfAccruedSalary]			$ 1,539,961
[custom:SharesIssuedForSettlementOfAccruedSalaryValue]			$ 1,283,301
Debt converted, shares issued			92,119,909
Proceeds from sale of stock			$ 300,000
Stock issued new, shares			38,510,911